Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 13:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2022:

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(522)	$293	$800	$571
Other comprehensive income before reclassifications	(16,912)	(3,450)	-	(20,362)
Amounts reclassified from accumulated other comprehensive income	10	2,357	-	2,367

Net current period other comprehensive income	(16,902)	(1,093)	-	(17,995)

Ending Balance	$(17,424)	$(800)	$800	$(17,424)